Income tax and social contribution (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Income (loss) before income tax and social contribution (Continued operations)		R$ (1,315)	R$ (570)	R$ 629
Credit (expense) of Income tax and social contribution expense at the nominal rate		447	143	(198)
Tax penalties		(10)	(14)	(11)
Share of profit of associates		(51)	(14)	28
Interest on own capital		24	114	(78)
Tax benefits		11	4	12
Sendas spin-off				(74)
Tax Credits	[1]	113	143
Subsidy for investments	[2]	138	427
Tax on results earned abroad		(9)	(7)
Provision for non-realization of tax losses			(51)
Recognition of Negative Base - CSLL	[3]	(180)
Other permanent differences		(29)	(20)	3
Credit (expense) income tax and social contribution expense		454	725	(318)
Credit (expense) income tax and social contribution expense for the year:
Current		174	192	(131)
Deferred		R$ 280	R$ 533	R$ (187)
Effective rate		34.52%	127.19%	50.56%
Golbal rate for subsidiaries		34.00%

[1]	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments. Indeed, in 2021, the Company recorded income tax credits in the amount of R$238, of which R$18 was recorded under Recoverable Taxes and R$220 in the reversal of deferred income tax liabilities. In 2022 other tax overdue items were recorded by the Company, with an IRPJ and CSLL effect of R$112.
[2]	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies.
[3]	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate.